RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

During the year ended December 31, 2016, the Company acquired three vehicles from various related parties and assumed the debt secured by each one of the vehicles. Accordingly, the recorded value for each vehicle is the total debt assumed under each related loan, or a total of $277,886. (See Note 7 – Notes Payable.)

Charles A. Ross, Jr. serves as the Company’s CEO. Compensation for Mr. Ross was $241,332 and $45,000, respectively for the three months ended March 31, 2022, and 2021. Compensation for the three months ended March 31, 2022 includes a bonus.

Doug Grau serves as the Company’s President. Compensation for Mr. Grau was $150,000 and $30,000, respectively for the three months ended March 31, 2022, and 2021. Compensation for the three months ended March 31, 2022 includes a bonus.

NOTE 5 - RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

For the year ended December 31, 2016, the Company received loans from its sole officer and director at the time totaling $221,155. The balance at December 31, 2020 was $4,496. During the year ended December 31, 2021, the Company repaid $4,496 of these loans resulting in a balance at December 31, 2021 of $0.

During the year ended December 31, 2016, the Company acquired three vehicles from various related parties and assumed the debt secured by each one of the vehicles. Accordingly, the recorded value for each vehicle is the total debt assumed under each related loan, or a total of $277,886. (See Note 7 - Notes Payable.)

Charles A. Ross, Jr. serves as the Company’s Chief Executive Officer and director. Compensation for Mr. Ross was $200,000 plus stock awards of $393,490 and $180,000, respectively for the years ended December 31, 2021 and 2020.